Pension Plans	12 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
Pension Plans

17. Pension Plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.

The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.

The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2017 and 2018 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2017	2018	2017	2018
Change in benefit obligation:
Benefit obligation at beginning of year	¥97,030	¥99,721	¥99,912	¥88,630
Service cost	5,276	5,339	3,270	3,455
Interest cost	682	778	1,757	1,994
Actuarial loss (gain)	(1,656)	1,587	(8,893)	1,843
Foreign currency exchange rate change	0	0	(6,226)	6,838
Benefits paid	(2,702)	(2,997)	(1,190)	(1,654)
Business combinations	1,455	381	0	0
Divestitures	0	(226)	0	0
Plan amendments	(364)	10	0	(324)

Benefit obligation at end of year	99,721	104,593	88,630	100,782

Change in plan assets:
Fair value of plan assets at beginning of year	113,056	116,990	85,180	83,394
Actual return on plan assets	987	3,196	2,780	2,586
Employer contribution	3,387	3,559	1,338	1,738
Benefits paid	(2,229)	(2,486)	(1,086)	(1,529)
Business combinations	1,789	142	0	0
Divestitures	0	(132)	0	0
Foreign currency exchange rate change	0	0	(4,818)	7,149

Fair value of plan assets at end of year	116,990	121,269	83,394	93,338

The funded status of the plans	¥17,269	¥16,676	¥(5,236)	¥(7,444)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥29,958	¥29,701	¥0	¥0
Accrued benefit liability included in other liabilities	(12,689)	¥(13,025)	(5,236)	(7,444)

Net amount recognized	¥17,269	¥16,676	¥(5,236)	¥(7,444)

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2017 and 2018 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2017	2018	2017	2018
Net prior service credit	¥3,151	¥2,241	¥800	¥754
Net actuarial loss	(23,999)	(24,155)	(6,954)	(9,764)
Net transition obligation	(45)	0	(12)	(8)

Total recognized in accumulated other comprehensive loss, pre-tax	¥(20,893)	¥(21,914)	¥(6,166)	¥(9,018)

The estimated portions of the net prior service credit and net actuarial loss above that will be recognized as a component of net pension cost (gain) of Japanese pension plans in fiscal 2019 are ¥919 million and ¥897 million, respectively, the estimated portions of the net prior service credit, net actuarial loss and net transition obligation above that will be recognized as a component of net pension cost (gain) of overseas pension plans in fiscal 2019 are ¥140 million, ¥12 million and ¥2 million, respectively.

The accumulated benefit obligations for all Japanese defined benefit pension plans were ¥87,443 million and ¥93,143 million, respectively, at March 31, 2017 and 2018. The accumulated benefit obligations for all overseas defined benefit pension plans were ¥80,731 million and ¥92,176 million, respectively, at March 31, 2017 and 2018.

The aggregates of projected benefit obligations, accumulated benefit obligations and aggregate fair values of plan assets in Japanese pension plans with the accumulated benefit obligations in excess of plan assets were ¥19,715 million, ¥19,101 million and ¥7,026 million, respectively, at March 31, 2017 and ¥20,621 million, ¥20,005 million and ¥7,597 million, respectively, at March 31, 2018. The aggregates of projected benefit obligations, accumulated benefit obligations and aggregate fair values in overseas pension plans with the accumulated benefit obligations in excess of plan assets were ¥6,222 million, ¥6,136 million and ¥5,111 million, respectively, at March 31, 2017 and ¥6,863 million, ¥6,584 million and ¥5,356 million, respectively, at March 31, 2018.

Net pension cost of the plans for fiscal 2016, 2017 and 2018 consists of the following:

	Millions of yen
	2016	2017	2018
Japanese plans:
Service cost	¥4,401	¥5,276	¥5,339
Interest cost	995	682	778
Expected return on plan assets	(2,575)	(2,566)	(2,627)
Amortization of prior service credit	(928)	(925)	(912)
Amortization of net actuarial loss (gain)	(15)	959	856
Amortization of transition obligation	49	45	45

Net periodic pension cost	¥1,927	¥3,471	¥3,479

Overseas plans:
Service cost	¥3,856	¥3,270	¥3,455
Interest cost	1,747	1,757	1,994
Expected return on plan assets	(4,584)	(3,581)	(4,217)
Amortization of prior service credit	(113)	(96)	(123)
Amortization of net actuarial loss	1,336	617	38
Amortization of transition obligation	3	4	4

Net periodic pension cost	¥2,245	¥1,971	¥1,151

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2016, 2017 and 2018 are summarized as follows:

	Millions of yen
	2016	2017	2018
Japanese plans:
Current year actuarial gain (loss)	¥(15,417)	¥168	¥(1,005)
Amortization of net actuarial loss (gain)	(15)	959	856
Prior service credit due to amendments	(88)	(34)	(5)
Amortization of prior service credit	(928)	(925)	(912)
Amortization of transition obligation	49	45	45
Plan curtailments and settlements	(92)	0	0

Total recognized in other comprehensive income (loss), pre-tax	¥(16,491)	¥213	¥(1,021)

Overseas plans:
Current year actuarial gain (loss)	¥7,881	¥8,585	¥(2,417)
Amortization of net actuarial loss	1,336	617	38
Prior service credit due to amendments	0	(1)	0
Amortization of prior service credit	(113)	(96)	(123)
Amortization of transition obligation	3	4	4
Foreign currency exchange rate change	307	930	(354)

Total recognized in other comprehensive income (loss), pre-tax	¥9,414	¥10,039	¥(2,852)

The Company and certain subsidiaries use March 31 as a measurement date for all of our material plans.

Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2016	2017	2018
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.7%	0.8%	0.7%
Rate of increase in compensation levels	4.4%	4.5%	4.6%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.2%	0.7%	0.8%
Rate of increase in compensation levels	4.8%	4.4%	4.5%
Expected long-term rate of return on plan assets	2.3%	2.2%	2.2%

Overseas plans	2016	2017	2018
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.9%	2.1%	2.0%
Rate of increase in compensation levels	2.8%	2.4%	2.4%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.5%	1.9%	2.1%
Rate of increase in compensation levels	2.8%	2.8%	2.4%
Expected long-term rate of return on plan assets	5.5%	4.7%	4.9%

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets annually based on the composition of the pension asset portfolios and the expected long-term rate of return on these portfolios. The expected long-term rate of return is designed to approximate the long-term rate of return actually earned on the plans’ assets over time to ensure that funds are available to meet the pension obligations that result from the services provided by employees. The Company and certain subsidiaries use a number of factors to determine the expected rate of return, including actual historical returns on the asset classes of the plans’ portfolios and independent projections of returns of the various asset classes.

The Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. The Company and certain subsidiaries formulate a policy portfolio appropriate to produce the expected long-term rate of return on plan assets and to ensure that plan assets are allocated under this policy portfolio. The Company and certain subsidiaries periodically have an external consulting firm monitor the results of actual return and revise the policy portfolio if necessary.

The fair value of Japanese pension plan assets at March 31, 2017 and 2018, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2017
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,902	¥0	¥0	¥0
Other than Japan
Pooled funds*2	18,508	0	0	0
Debt securities:
Japan
Pooled funds*3	18,524	0	0	0
Other than Japan
Pooled funds*4	21,127	0	0	0
Other assets:
Life insurance company general accounts*5	26,731	0	26,731	0
Others*6	15,198	0	15,198	0

	¥116,990	¥0	¥41,929	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥44 million at March 31, 2017.
*2	These funds invest in listed shares.
*3	These funds invest approximately 60% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥4,873 million at March 31, 2017.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2017, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 30% is invested in debt securities and approximately 40% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2018
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥20,628	¥0	¥0	¥0
Other than Japan
Pooled funds*2	23,954	0	0	0
Debt securities:
Japan
Pooled funds*3	17,828	0	0	0
Other than Japan
Pooled funds*4	26,540	0	0	0
Other assets:
Life insurance company general accounts*5	27,112	0	27,112	0
Others*6	5,207	0	5,207	0

	¥121,269	¥0	¥32,319	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥49 million at March 31, 2018.
*2	These funds invest in listed shares.
*3	These funds invest approximately 50% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 40% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥2,017 million at March 31, 2018.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2018, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities, approximately 40% is invested in debt securities and approximately 20% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

The fair value of overseas pension plan assets at March 31, 2017 and 2018, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2017
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥34,905	¥34,905	¥0	¥0
Pooled funds*1	67	0	0	0
Debt securities:
Other than Japan
Government bonds	39,969	39,969	0	0
Municipal bonds	4,650	0	4,650	0
Other assets:
Life insurance company general accounts*2	2,487	0	2,487	0
Others*3	1,316	0	1,316	0

	¥83,394	¥74,874	¥8,453	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2017, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities and approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2018
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥39,841	¥39,841	¥0	¥0
Pooled funds*1	69	0	0	0
Debt securities:
Other than Japan
Government bonds	43,110	43,110	0	0
Municipal bonds	4,387	0	4,387	0
Other assets:
Life insurance company general accounts*2	2,318	0	2,318	0
Others*3	3,613	0	3,613	0

	¥93,338	¥82,951	¥10,318	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2018, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities and approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

The Company and certain subsidiaries expect to contribute ¥3,467 million to its Japanese pension plans and ¥1,844 million to its overseas pension plans during the year ending March 31, 2019.

At March 31, 2018, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2019	¥2,308	¥1,412
2020	2,093	1,414
2021	2,293	1,391
2022	2,506	1,454
2023	2,701	1,520
2024-2028	16,315	10,823

Total	¥28,216	¥18,014

The cost recognized for Japanese defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2016, 2017 and 2018 were ¥1,350 million, ¥1,422 million and ¥1,626 million, respectively. The cost recognized for overseas defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2016, 2017 and 2018 were ¥2,926 million, ¥2,077 million and ¥2,354 million, respectively.